Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Summary of Inventories
Inventories
in € THOUS
	2018	2017
Finished goods	774.133	672.851
Health care supplies	391.593	343.351
Raw materials and purchased components	224.054	193.295
Work in process	77.023	81.282
Inventories	1.466.803	1.290.779